Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 10,148	$ 9,317	$ 27,536	$ 29,133
Income tax expense	1,714	1,719	3,786	4,383
Comprehensive income for the period	(1,656)	(374)	226	4,736
Current assets	16,775		16,775		$ 17,193
Current liabilities	21,823		21,823		17,810
Cash provided by operating activities			9,282	14,580
Cash used in investing activities			(8,765)	(15,764)
Cash used in financing activities			(480)	(86)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	9,938	9,317	27,325	29,133
Depreciation	534	376	1,446	863
Accretion expense	146	101	443	472
Income tax expense	1,714	1,719	3,786	4,383
Comprehensive income for the period	2,184	$ 1,979	6,113	8,638
Current assets	10,441		10,441		11,238
Non-current assets	73,702		73,702		64,762
Current liabilities	(15,741)		(15,741)		(12,113)
Non-current liabilities	(8,228)		(8,228)		(5,301)
Advances from parent, net	$ (31,404)		(31,404)		$ (36,049)
Cash provided by operating activities			13,178	17,785
Cash used in investing activities			(8,760)	(15,170)
Cash used in financing activities			$ (4,807)	$ (1,128)